Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 3,428,233		$ 3,307,041	$ 3,065,495	$ 3,214,935	$ 3,411,666		$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 13,015,704		$ 13,145,942		$ 12,345,870
Segment Operating Income											1,791,485		2,002,542		1,823,026
Corporate administration											185,767		193,367		163,868
Income before interest expense and other											1,605,718		1,809,175		1,659,158
Interest expense											91,552		92,790		99,704
Other expense											203,165		139,687		145,733
Income before income taxes											1,311,001		1,576,698		1,413,721
Assets	12,540,898					11,170,282					12,540,898		11,170,282		10,886,805
Property Additions											340,335	[1]	247,746	[1]	212,670	[1]
Depreciation											213,722		210,508		229,238
Net Sales											13,015,704	[2]	13,145,942	[2]	12,345,870	[2]
Long-Lived Assets											1,808,240		1,719,968		1,797,179
North America
Segment Reporting Information [Line Items]
Net Sales											7,844,552	[2]	7,830,517	[2]	7,151,390	[2]
Long-Lived Assets											871,958		867,159		864,287
International
Segment Reporting Information [Line Items]
Net Sales											5,171,152	[2]	5,315,425	[2]	5,194,480	[2]
Long-Lived Assets											936,282		852,809		932,892
Industrial
Segment Reporting Information [Line Items]
Assets	8,779,858					7,991,498					8,779,858		7,991,498		8,413,552
Property Additions											306,060	[1]	211,778	[1]	147,929	[1]
Depreciation											177,296		171,131		186,057
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											5,050,604		5,041,106		4,516,510
Segment Operating Income											845,225		895,010		745,544
Industrial | International
Segment Reporting Information [Line Items]
Net sales											4,867,758		5,034,249		4,917,007
Segment Operating Income											583,747		733,123		754,222
Aerospace
Segment Reporting Information [Line Items]
Net sales											2,267,715		2,102,747		1,921,984
Segment Operating Income											280,286		290,135		247,126
Assets	1,139,967					1,033,449					1,139,967		1,033,449		995,026
Property Additions											20,838	[1]	19,651	[1]	18,012	[1]
Depreciation											19,498		19,395		20,035
Climate and Industrial Controls
Segment Reporting Information [Line Items]
Net sales											829,627		967,840		990,369
Segment Operating Income											82,227		84,274		76,134
Assets	608,169					704,596					608,169		704,596		724,966
Property Additions											6,332	[1]	8,094	[1]	8,234	[1]
Depreciation											9,718		11,722		12,895
Corporate
Segment Reporting Information [Line Items]
Assets	2,012,904	[3]				1,440,739	[3]				2,012,904	[3]	1,440,739	[3]	753,261	[3]
Property Additions											7,105	[1]	8,223	[1]	38,495	[1]
Depreciation											$ 7,210		$ 8,260		$ 10,251

[1]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439; 2012 - $28,929; 2011 - $5,376)
[2]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.